Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 93.6	SFr 77.2	SFr 34.4
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 2.4	6.4
Construction in progress | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Construction in progress | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 6.1	5.3	3.8
Useful life measured as period of time, property, plant and equipment	3 years
Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 9.4	7.5	6.3
Useful life measured as period of time, property, plant and equipment	2 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 16.5	12.1	2.6
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 11.9	SFr 7.6	SFr 2.6
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years